Description of Business and Summary of Significant Accounting Policies - Allowance For Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 13	$ 14	$ 13
Charged to Costs and Expenses	4	6	7
Deductions	(7)	(7)	(6)
Ending balance	$ 10	$ 13	$ 14